UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2012


Click here if Amendment: [  ]; Amendment Number: _____________________



This Amendment (Check only one):
[  ]
is a restatement.




[  ]
adds new holdings entries.






Institutional Investment Manager Filing this Report:




Name:
Viking Fund Management, LLC




Address:
#1 Main Street North


Minot, ND 58703






Form 13F File Number: 28-________________________






The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:


Name:
Shannon Radke




Title:
President




Phone:
701-852-5292






Signature, Place, and Date of Signing:




/s/ Shannon D. Radke

Minot, ND

8/12/12


[Signature]

[City, State]

[Date]












Report Type (Check only one):







[X]
13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager are reported in this report.)




[  ]
13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other reporting manager(s).)




[  ]
13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported inthis report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:





Number of Other Included Managers:
0






Form 13F Information Table Entry Total:
45






Form 13F Information Table Value Total:
418,190









List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



None








Issuer
Title of Class
CUSIP
$ Value /1000
Shares or Principal
SH/PRN
Put/Call
Investment Discretion
Other  Manager
Voting  Sole
Voting Shared
Voting None
AGRIUM
Common Stock
8916108
9,165
103,600
SH

Sole

103,600


BASIC ENERGY SERVICES, INC
Common Stock
06985P100
7,750
751,000
SH

Sole

751,000


C&J ENERGY SERVICES INC
Common Stock
12467B304
8,917
482,000
SH

Sole

482,000


CF INDUSTRIES HOLDINGS INC
Common Stock
125269100
12,186
62,900
SH

Sole

62,900


CALFRAC WELL SERVICES LTD
Common Stock
129584108
4,813
215,000
SH

Sole

215,000


CAMERON INTL CORP
Common Stock
13342B105
15,034
352,000
SH

Sole

352,000


CANADIAN PACIFIC RAILWAY LTD
Common Stock
13645T100
7,033
96,000
SH

Sole

96,000


CANYON SERVICES GROUP INC
Common Stock
138873104
5,082
520,000
SH

Sole

520,000


CARBO CERAMICS INC.
Common Stock
140781105
9,975
130,000
SH

Sole

130,000


CATERPILLAR INC
Common Stock
149123101
6,623
78,000
SH

Sole

78,000


CONTINENTAL RESOURCES INC
Common Stock
212015101
13,224
198,500
SH

Sole

198,500


DEERE & CO.
Common Stock
244199105
5,257
65,000
SH

Sole

65,000


DRESSER-RAND GROUP, INC
Common Stock
261608103
10,912
245,000
SH

Sole

245,000


EOG RESOURCES INC
Common Stock
26875P101
3,695
41,000
SH

Sole

41,000


ENBRIDGE INC
Common Stock
29250N105
7,146
179,000
SH

Sole

179,000


FLOTEK INDUSTRIES, INC
Common Stock
343389102
5,604
600,000
SH

Sole

600,000


FORUM ENERGY TECHNOLOGIES INC
Common Stock
34984V100
3,544
180,000
SH

Sole

180,000


HALLIBURTON COMPANY
Common Stock
406216101
16,239
572,000
SH

Sole

572,000


HELMERICH & PAYNE, INC.
Common Stock
423452101
6,174
142,000
SH

Sole

142,000


HOLLYFRONTIER CORP
Common Stock
436106108
9,389
265,000
SH

Sole

265,000


KEY ENERGY SERVICES, INC
Common Stock
492914106
5,510
725,000
SH

Sole

725,000


KINDER MORGAN INC
Common Stock
49456B101
6,927
215,000
SH

Sole

215,000


KODIAK OIL & GAS CORPORATION
Common Stock
50015Q100
26,190
3,190,000
SH

Sole

3,190,000


LEGACY OIL & GAS INC
Common Stock
524701505
2,208
400,000
SH

Sole

400,000


LUFKIN INDUSTRIES, INC.
Common Stock
549764108
9,506
175,000
SH

Sole

175,000


MDU RESOURCES GROUP INC
Common Stock
552690109
10,675
494,000
SH

Sole

494,000


NATIONAL OILWELL INC.
Common Stock
637071101
24,552
381,000
SH

Sole

381,000


OASIS PETROLEUM INC
Common Stock
674215108
22,367
925,000
SH

Sole

925,000


OIL STATES INTERNATIONAL INC
Common Stock
678026105
13,439
203,000
SH

Sole

203,000


ONEOK INC. NEW
Common Stock
682680103
8,462
200,000
SH

Sole

200,000


PIONEER NATURAL RESOURCES CO
Common Stock
723787107
6,351
72,000
SH

Sole

72,000


POTASH SASK
Common Stock
73755L107
6,990
160,000
SH

Sole

160,000


PURE ENERGY SERIVICES LTD
Common Stock
74623J100
5,147
710,000
SH

Sole

710,000


SCHLUMBERGER LTD.
Common Stock
806857108
10,515
162,000
SH

Sole

162,000


STILLWATER MINING CO
Common Stock
86074Q102
5,508
645,000
SH

Sole

645,000


SUPERIOR ENERGY SERVICES INC
Common Stock
868157108
5,806
287,000
SH

Sole

287,000


SYNERGY RESOURCES CORP
Common Stock
87164P103
5,600
1,818,181
SH

Sole

1,818,181


TESORO CORP
Common Stock
881609101
6,914
277,000
SH

Sole

277,000


TRANSCANADA CORP
Common Stock
89353D107
11,523
275,000
SH

Sole

275,000


TRIANGLE PETROLEUM CORPORATION
Common Stock
89600B201
3,320
595,000
SH

Sole

595,000


WHITING PETROLEUM CORP
Common Stock
966387102
16,612
404,000
SH

Sole

404,000


WILLIAMS COMPANIES, INC.
Common Stock
969457100
13,545
470,000
SH

Sole

470,000


ENSCO PLC
Common Stock
G3157S106
7,186
153,000
SH

Sole

153,000


NABORS INDS INC.
Common Stock
G6359F103
7,214
501,000
SH

Sole

501,000


WEATHERFORD INTERNATIONAL
Common Stock
H27013103
8,361
662,000
SH

Sole

662,000





418,190